Bank deposits, net (Tables)	12 Months Ended
Dec. 31, 2022
Bank deposits, net
Schedule of bank deposits, net

	As of December 31,
	2021	2022
	RMB	RMB
Short-term bank deposits, net	4,022,119	7,084,879
Long-term bank deposits, net	2,004,593	1,515,428
Total(a)	6,026,712	8,600,307
(a)	Bank deposits of RMB350,000 and RMB154,922 were held as collateral for the Group’s notes payable as of December 31, 2021 and 2022 (Note 13).